UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-10053
                                   811-10089

Name of Fund: BlackRock Short-Term Bond Fund
              Short-Term Bond Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Short-Term Bond Fund and Short-Term Bond Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. Schedule of Investments as of March 31, 2007

                    Beneficial
                      Interest      Mutual Funds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------
                 $ 564,749,650      Short-Term Bond Master Portfolio of Short-Term Bond Master Trust              $674,901,452
------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $677,043,326) - 100.4%                               674,901,452
                                    Liabilities in Excess of Other Assets - (0.4%)                                  (2,709,835)
                                                                                                                  ------------
                                    Net Assets - 100.0%                                                           $672,191,617
                                                                                                                  ============

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                      Face
                                    Amount        Asset-Backed Securities +                                               Value
----------------------------------------------------------------------------------------------------------------------------------
                              $  5,999,257  ACE Securities Corp. Series 2006-FM2 Class A2A, 5.37% due 8/25/2036 (a)  $   5,998,802
                                 4,244,717  Aegis Asset Backed Securities Trust Series 2006-1 Class A1, 5.40%
                                            due 1/25/2037 (a)                                                            4,244,089
                                11,000,000  Ameriquest Mortgage Securities, Inc. Series 2004-FR1 Class A5,
                                            4.455% due 5/25/2034                                                        10,840,349
                                 4,845,650  Asset Backed Funding Certificates Series 2006-OPT2 Class A3A,
                                            5.38% due 10/25/2036 (a)                                                     4,845,351
                                 5,650,000  Bank of America Credit Card Trust Series 2006-A16 Class A16,
                                            4.72% due 5/15/2013                                                          5,613,693
                                 1,250,000  Capital Auto Receivables Asset Trust Series 2004-2 Class D,
                                            5.82% due 5/15/2012 (b)                                                      1,236,879
                                 8,300,000  Capital Auto Receivables Asset Trust Series 2006-SN1A Class A2A,
                                            5.40% due 1/20/2009 (b)                                                      8,303,029
                                 1,696,903  Capital One Auto Finance Trust Series 2003-A Class A4A, 2.47%
                                            due 1/15/2010                                                                1,694,780
                                 1,550,000  Chase Issuance Trust Series 2007-A1 Class A1, 5.34% due 3/15/2013 (a)        1,555,418
                                   408,868  Chase Manhattan Auto Owner Trust Series 2003-A Class CTFS, 2.04%
                                            due 12/15/2009                                                                 408,306
                                 5,406,261  Chase Manhattan Auto Owner Trust Series 2005-A Class A3, 3.87%
                                            due 6/15/2009                                                                5,359,751
                                 4,695,177  Countrywide Asset Backed Certificates Series 2004-13 Class AF3, 3.989%
                                            due 12/25/2034 (a)                                                           4,654,574
                                 6,525,000  Daimler Chrysler Auto Trust Series 2006-C Class A3, 5.02% due 7/08/2010      6,521,936
                                 6,405,034  First Horizon Asset Backed Securities Trust Series 2004-HE4 Class A2,
                                            4.07% due 7/25/2019                                                          6,302,156
                                 6,300,000  Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72%
                                            due 10/15/2009                                                               6,211,797
                                 5,625,000  Ford Credit Auto Owner Trust Series 2005-B Class A4, 4.38%
                                            due 1/15/2010                                                                5,574,927
                                 7,105,283  Ford Credit Auto Owner Trust Series 2005-C Class A3, 4.30%
                                            due 8/15/2009                                                                7,060,934
                                 4,119,128  Fremont Home Loan Trust Series 2005-E Class 2A2, 5.49%
                                            due 1/25/2036 (a)                                                            4,119,966
                                 5,201,661  GCO Slims Trust Series 2006-1A Class NOTE, 5.72% due 3/01/2022 (b)           5,175,653
                                 1,019,786  GSAA Home Equity Trust Series 2006-8N Class N1, 6% due 10/26/2036 (b)        1,014,687
                                 3,216,880  GSAA Trust Series 2004-10 Class AF2, 4.22% due 8/25/2034 (a)                 3,185,126
                                 5,908,000  GSAA Trust Series 2005-12 Class AF2, 4.972% due 9/25/2035 (a)                5,844,202
                                 7,375,000  GSAMP Trust Series 2005-AHL Class A3, 5.66% due 4/25/2035 (a)                7,413,556
                                 4,773,621  HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1, 5.37%
                                            due 10/25/2036 (a)                                                           4,766,898
                                 3,718,579  Honda Auto Receivables Owner Trust Series 2004-1 Class A4, 3.06%
                                            due 10/21/2009                                                               3,684,356

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                      Face
                                    Amount        Asset-Backed Securities +                                               Value
----------------------------------------------------------------------------------------------------------------------------------
                              $  2,850,000  Honda Auto Receivables Owner Trust Series 2006-1 Class A3, 5.07%
                                            due 2/18/2010                                                            $   2,847,200
                                 5,425,000  Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%
                                            due 10/15/2010                                                               5,428,119
                                33,292,725  National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75%
                                            due 12/25/2009                                                               5,689,457
                                16,400,000  National Collegiate Student Loan Trust Series 2005-2 Class AIO, 7.73%
                                            due 3/25/2012                                                                3,453,840
                                 3,430,135  Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class AF3, 4.142%
                                            due 5/25/2035 (a)                                                            3,404,332
                                10,057,659  Residential Asset Mortgage Products, Inc. Series 2003-RZ3 Class A6,
                                            3.40% due 3/25/2033                                                          9,630,638
                                 4,722,575  SLM Student Loan Trust Series 2002-1 Class A2, 5.47% due 4/25/2017 (a)       4,734,146
                                 6,698,929  SLM Student Loan Trust Series 2002-4 Class A4, 5.495% due 3/15/2017 (a)      6,717,794
                                 5,706,718  Soundview Home Equity Loan Trust Series 2003-2 Class A2, 5.797%
                                            due 11/25/2033 (a)                                                           5,744,156
                                 7,000,000  USAA Auto Owner Trust Series 2006-1 Class A3, 5.01% due 9/15/2010 (b)        6,990,304
                                   267,543  WFS Financial Owner Trust Series 2003-2 Class B, 2.48% due 12/20/2010          267,122
                                 1,516,266  WFS Financial Owner Trust Series 2003-4 Class B, 2.73% due 5/20/2011         1,497,404
                                10,800,000  WFS Financial Owner Trust Series 2004-4 Class A4, 3.44% due 5/17/2012       10,601,833
                                    67,263  Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due 3/15/2011                67,220
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Asset-Backed Securities
                                            (Cost - $189,416,548) - 28.0%                                              188,704,780
----------------------------------------------------------------------------------------------------------------------------------

                                            Government & Agency Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                 9,259,404  U.S. Treasury Inflation Indexed Bonds, 2.50% due 7/15/2016                   9,501,380
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Government & Agency Obligations
                                            (Cost - $9,372,955) - 1.4%                                                   9,501,380
----------------------------------------------------------------------------------------------------------------------------------
                                            Government Agency Mortgage-Backed Securities +
----------------------------------------------------------------------------------------------------------------------------------
                                            Fannie Mae Guaranteed Pass -Through Certificates:
                                 3,758,155     5.101% due 10/01/2035 (a)                                                 3,739,403
                                41,194,686     5.50% due 11/01/2017 - 4/15/2037 (e)                                     40,974,584
                                 5,865,159     5.713% due 10/01/2036 (a)                                                 5,916,371
                                19,700,000     6.00% due 4/15/2022                                                      20,020,125
                                 3,998,917     6.50% due 8/01/2032 - 8/01/2034                                           4,124,739
                                 3,683,283     7.50% due 9/01/2035                                                       3,854,975
                                 3,526,405     8.00% due 7/01/2027 - 11/01/2032                                          3,725,968
                                            Freddie Mac Mortgage Participation Certificates (a):
                                10,125,000     5.61% due 3/01/2037                                                      10,192,839
                                11,975,114     5.947% due 12/01/2036                                                    12,117,112
                                13,474,610     6.043% due 11/01/2036                                                    13,662,313
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Government Agency Mortgage-Backed
                                            Securities (Cost - $118,526,104) - 17.5%                                   118,328,429
----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                      Face  Government Agency Mortgage-Backed Obligations -
                                    Amount  Collateralized Mortgage Obligations +                                         Value
----------------------------------------------------------------------------------------------------------------------------------
                              $ 16,739,998  Fannie Mae Trust Series 360 Class 2, 5% due 8/01/2035 (c)                $   3,929,658
                                 6,491,438  Fannie Mae Trust Series 377 Class 2, 5% due 10/01/2036 (c)                   1,560,298
                                 6,535,707  Fannie Mae Trust Series 2003-17 Class QR, 4.50% due 11/25/2025               6,482,776
                                 2,966,166  Fannie Mae Trust Series 2003-67 Class GL, 3% due 1/25/2025                   2,906,343
                                 3,974,353  Fannie Mae Trust Series 2005-70 Class GA, 5.50% due 12/25/2034               3,994,646
                                 6,375,486  Fannie Mae Trust Series 2006-53 Class BA, 6% due 2/25/2027                   6,434,027
                                10,260,086  Fannie Mae Trust Series 2006-106 Class PA, 5.50% due 6/25/2030              10,291,244
                                 4,147,636  Fannie Mae Trust Series 2006-M2 Class A1A, 4.855% due 7/25/2016              4,161,793
                                 7,698,827  Freddie Mac Multiclass Certificates Series 2673 Class ML, 4%
                                            due 12/15/2022                                                               7,629,042
                                 1,957,611  Freddie Mac Multiclass Certificates Series 2996 Class PB, 5.50%
                                            due 5/15/2035                                                                1,975,505
                                56,577,972  Ginnie Mae Trust Series 2002-94 Class XB, 2.349% due 11/16/2007 (a)(c)         263,693
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Government Agency Mortgage-Backed
                                            Obligations - Collateralized Mortgage Obligations
                                            (Cost - $50,410,565) - 7.4%                                                 49,629,025
----------------------------------------------------------------------------------------------------------------------------------

                                            Non-Government Agency
                                            Mortgage-Backed Securities +
----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage          4,906,616  Banc of America Funding Corp. Series 2006-I Class 1A1, 4.576%
Obligations - 9.6%                          due 12/20/2036 (a)                                                           4,865,434
                                 3,769,181  Banc of America Mortgage Securities Inc. Series
                                            2003-J Class 2A1, 4.076% due 11/25/2033 (a)
                                                                                                                         3,729,152
                                    82,610  BlackRock Capital Finance LP Series 1997-R2 Class AP, 9.02%
                                            due 12/25/2035 (a)(b)(f)                                                        82,610
                                 3,136,548  Deutsche Alt-A Securities, Inc. Mortgage Loan Series 2006-AF1 Class A1,
                                            5.40% due 4/25/2036 (a)                                                      3,136,837
                                 4,842,118  Harborview Mortgage Loan Trust Series 2006-11 Class A1A, 5.49%
                                            due 12/19/2036 (a)                                                           4,852,919
                                 3,837,437  Indymac Index Mortgage Loan Trust Series
                                            2006-AR41 Class A3, 5.50% due 2/25/2037 (a)                                  3,844,848
                                 8,574,092  JPMorgan Mortgage Trust Series 2005-A2 Class 4A1, 5.21%
                                            due 4/25/2035 (a)                                                            8,444,270
                                 5,091,798  Luminent Mortgage Trust Series 2006-7 Class 1A1, 5.50%
                                            due 5/25/2036 (a)                                                            5,105,328
                                   208,188  Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 8.343%
                                            due 11/25/2034 (a)(b)                                                          166,551
                                 4,429,352  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 5.65%
                                            due 8/25/2035 (a)                                                            4,425,409
                                 5,221,509  Residential Accredit Loans, Inc. Series 2006-QA9 Class A1, 5.50%
                                            due 11/25/2036 (a)                                                           5,213,091
                                    21,953  Salomon Brothers Mortgage Securities Series 1986-1 Class A, 6%
                                            due 12/25/2011                                                                  21,870

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                      Face  Non-Government Agency
                                    Amount  Mortgage-Backed Securities +                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                              $      5,989  Structured Mortgage Asset Residential Trust Series 1991-1 Class H,
                                            8.25% due 6/25/2022                                                      $       5,969
                                    58,436  Walsh Acceptance Series 1997-2 Class A, 7.32% due 3/01/2027 (a)(b)              23,374
                                     3,666  Washington Mutual Series 2000-1 Class B1, 9.32% due 1/25/2040 (a)(b)             3,629
                                15,215,496  Washington Mutual Series 2004-AR3 Class A1, 3.918% due 6/25/2034 (a)        14,927,972
                                 5,832,692  Wells Fargo Mortgage Backed Securities Trust Series 2004-3 Class A1,
                                            4.75% due 4/25/2019                                                          5,654,066
                                                                                                                     -------------
                                                                                                                        64,503,329
----------------------------------------------------------------------------------------------------------------------------------
Commercial                       3,465,000  Banc of America Commercial Mortgage, Inc. Series 2000-1 Class A2A,
Mortgage-Backed                             7.333% due 11/15/2031                                                        3,617,790
Securities - 8.6%                4,847,459  CS First Boston Mortgage Securities Corp. Series 1999-C1 Class A2,
                                            7.29% due 9/15/2041                                                          5,025,471
                                 3,652,084  CS First Boston Mortgage Securities Corp. Series 2002-CKS4 Class A1,
                                            4.485% due 11/15/2036                                                        3,591,662
                                 3,196,313  CS First Boston Mortgage Securities Corp. Series 2004-C3 Class A2,
                                            3.913% due 7/15/2036                                                         3,142,020
                                 3,883,208  Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2,
                                            7.198% due 1/15/2032                                                         4,049,124
                                 4,450,000  Chase Manhattan Bank-First Union National Series 1999-1 Class A2,
                                            7.439% due 8/15/2031                                                         4,643,610
                                 3,970,226  Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2, 7.03%
                                            due 6/15/2031                                                                4,087,835
                                 1,138,279  Commercial Mortgage Pass-Through Certificates Series 2004-LB4A
                                            Class A1, 3.566% due 10/15/2037                                              1,129,672
                                 4,955,000  GE Capital Mall Finance Corp. Series 1998-1A Class A2, 6.32%
                                            due 9/13/2028                                                                5,024,437
                                 4,653,225  GMAC Commercial Mortgage Securities, Inc. Series 1998-C2 Class A2,
                                            6.42% due 5/15/2035                                                          4,702,870
                                 4,307,481  GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class A2,
                                            6.175% due 5/15/2033                                                         4,360,460
                                 1,123,017  Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A2,
                                            3.835% due 6/10/2036                                                         1,116,776
                                 4,051,709  JP Morgan Chase Commercial Mortgage Sec Series 2001-CIBC Class A3,
                                            6.26% due 3/15/2033                                                          4,182,037
                                 4,719,914  LB Commercial Conduit Mortgage Trust Series 1999-C1 Class A2, 6.78%
                                            due 6/15/2031                                                                4,834,862
                                 4,958,866  LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A1, 3.625%
                                            due 10/15/2029                                                               4,858,322
                                                                                                                     -------------
                                                                                                                        58,366,948
----------------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed        65,866,385  CS First Boston Mortgage Securities Corp. Series 2003-CPN1 Class ASP,
Securities - 0.9%                           1.584% due 3/15/2035 (a)(c)                                                  2,432,327
                                20,524,183  Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class XP,
                                            2.059% due 1/11/2035 (a)(c)                                                  1,624,824
                                70,606,349  LB-UBS Commercial Mortgage Trust Series 2002-C4 Class XCP, 1.475%
                                            due 10/15/2035 (a)(c)                                                        2,212,266
                                                                                                                     -------------
                                                                                                                         6,269,417
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Non-Government Agency Mortgage-Backed Securities
                                            (Cost - $129,977,243) - 19.1%                                              129,139,694
----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                              Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                   $  1,250,000  Goodrich,Corp.,06.45% due 4/15/2008                                      $   1,262,586
Defense - 0.6%                      80,000  L-3 Communications Corp., 5.875% due 1/15/2015                                  77,700
                                 1,700,000  Raytheon Co., 6.75% due 8/15/2007                                            1,707,274
                                   880,000  Raytheon Co., 6.15% due 11/01/2008                                             894,863
                                                                                                                     -------------
                                                                                                                         3,942,423
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                    618,550  American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012 (d)                597,272
                                 1,716,068  Systems 2001 Asset Trust Pass-Through Trusts, 6.664% due 9/15/2013 (b)       1,808,787
                                                                                                                     -------------
                                                                                                                         2,406,059
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%               3,400,000  DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                        3,383,976
                                 2,000,000  DaimlerChrysler NA Holding Corp., 4.05% due 6/04/2008                        1,969,984
                                                                                                                     -------------
                                                                                                                         5,353,960
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%           1,070,000  The Bank of New York Co., Inc., 3.80% due 2/01/2008                          1,057,074
                                 1,925,000  Goldman Sachs Group, Inc., 5.536% due 2/06/2012 (a)                          1,921,267
                                 4,450,000  Goldman Sachs Group, Inc., 5.30% due 2/14/2012                               4,451,291
                                 4,500,000  Lehman Brothers Holdings, Inc. Series I, 5.25% due 2/06/2012                 4,495,874
                                 1,000,000  Morgan Stanley, 5.60% due 1/09/2012 (a)                                        999,864
                                 3,925,000  Morgan Stanley, 5.625% due 1/09/2012                                         3,976,571
                                                                                                                     -------------
                                                                                                                        16,901,941
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                   255,000  Equistar Chemicals LP, 10.125% due 9/01/2008                                   268,388
                                   525,000  Lyondell Chemical Co., 8.25% due 9/15/2016                                     561,750
                                                                                                                     -------------
                                                                                                                           830,138
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.2%          2,000,000  FleetBoston Financial Corp., 3.85% due 2/15/2008                             1,975,324
                                 2,425,000  HBOS Treasury Services Plc, 3.50% due 11/30/2007 (b)                         2,397,973
                                 2,500,000  US Bank NA, 4.125% due 3/17/2008                                             2,473,268
                                 1,500,000  Wachovia Corp., 6.15% due 3/15/2009                                          1,529,061
                                 2,200,000  Wells Fargo & Co., 4% due 8/15/2008                                          2,163,550
                                 4,100,000  Wells Fargo & Co., 5.45% due 1/24/2012 (a)                                   4,097,438
                                                                                                                     -------------
                                                                                                                        14,636,614
----------------------------------------------------------------------------------------------------------------------------------
Communications                     955,000  Cisco Systems, Inc., 5.451% due 2/20/2009 (a)                                  956,388
Equipment - 0.2%                   300,000  Wind Acquisition Finance SA, 10.75% due 12/01/2015 (b)                         343,500
                                                                                                                     -------------
                                                                                                                         1,299,888
----------------------------------------------------------------------------------------------------------------------------------
Computers &                        135,000  Seagate Technology HDD Holdings, 6.80% due 10/01/2016                          135,675
Peripherals - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%          3,500,000  HSBC Finance Corp., 4.125% due 12/15/2008                                    3,438,610
                                 3,060,000  MBNA Corp., 5.625% due 11/30/2007                                            3,067,072
                                                                                                                     -------------
                                                                                                                         6,505,682
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            3,800,000  Citigroup, Inc., 3.50% due 2/01/2008                                         3,748,027
Services - 4.0%                 10,350,000  General Electric Capital Corp., 5.49% due 11/01/2012 (a)                    10,346,026
                                 2,700,000  General Electric Capital Corp. Series A, 3.75% due 12/15/2009 (d)            2,617,186
                                 2,785,000  JPMorgan Chase Capital XXI Series U, 6.305% due 2/02/2037 (a)                2,816,913
                                 2,970,000  JPMorgan Chase & Co., 5.25% due 5/30/2007                                    2,969,005
                                 4,800,000  JPMorgan Chase & Co., 3.625% due 5/01/2008                                   4,720,766
                                                                                                                     -------------
                                                                                                                        27,217,923
----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                              Value
----------------------------------------------------------------------------------------------------------------------------------
Diversified                   $  1,810,000  AT&T, Inc.,04.125% due 9/15/2009                                         $   1,769,264
Telecommunication                1,960,000  BellSouth Corp., 5.485% due 11/15/2007 (a)                                   1,961,327
Services - 2.0%                    260,000  Cincinnati Bell, Inc., 7.25% due 7/15/2013                                     269,750
                                 2,500,000  Deutsche Telekom International Finance BV, 3.875% due 7/22/2008              2,457,253
                                   250,000  Qwest Corp., 8.605% due 6/15/2013 (a)                                          272,500
                                 2,250,000  Telecom Italia Capital SA, 4% due 11/15/2008                                 2,205,623
                                 1,275,000  Telefonica Emisiones SAU, 5.984% due 6/20/2011                               1,306,976
                                 3,225,000  Verizon Global Funding Corp., 4% due 1/15/2008                               3,191,982
                                                                                                                     -------------
                                                                                                                        13,434,675
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.4%        1,485,000  American Electric Power Co., Inc., 4.709% due 8/16/2007                      1,480,639
                                   210,000  Reliant Energy, Inc., 6.75% due 12/15/2014                                     221,813
                                 6,800,000  TXU Energy Co. LLC, 5.85% due 9/16/2008 (a)(b)                               6,799,449
                                   685,000  Xcel Energy, Inc., 3.40% due 7/01/2008                                         670,176
                                                                                                                     -------------
                                                                                                                         9,172,077
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%             4,040,000  Nisource Finance Corp., 5.94% due 11/23/2009 (a)                             4,044,032
                                   670,000  Targa Resources, Inc., 8.50% due 11/01/2013 (b)                                683,400
                                   180,000  Transcontinental Gas Pipe Line Corp. Series B, 8.875% due 7/15/2012            204,750
                                                                                                                     -------------
                                                                                                                         4,932,182
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &          1,940,000  WellPoint, Inc., 3.75% due 12/14/2007                                        1,918,353
Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &              195,000  American Real Estate Partners LP, 8.125% due 6/01/2012 (d)                     198,412
Leisure - 0.1%                     335,000  Seneca Gaming Corp., 7.25% due 5/01/2012                                       337,094
                                                                                                                     -------------
                                                                                                                           535,506
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%        1,095,000  Centex Corp., 5.606% due 8/01/2007 (a)                                       1,095,638
                                 4,075,000  DR Horton, Inc., 7.50% due 12/01/2007                                        4,126,590
                                 2,420,000  Pulte Homes, Inc., 4.875% due 7/15/2009                                      2,384,634
                                                                                                                     -------------
                                                                                                                         7,606,862
----------------------------------------------------------------------------------------------------------------------------------
Industrial                         500,000  Tyco International Group SA, 6.125% due 11/01/2008                             506,732
Conglomerates - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                   385,000  Monumental Global Funding II, 3.85% due 3/03/2008 (b)                          379,843
                                 1,470,000  Protective Life Secured Trust, 5.436% due 1/14/2008 (a)                      1,471,130
                                 1,500,000  Prudential Financial, Inc., 3.75% due 5/01/2008                              1,476,938
                                 1,250,000  The St Paul Travelers Cos., Inc., 5.01% due 8/16/2007                        1,247,773
                                                                                                                     -------------
                                                                                                                         4,575,684
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                     2,600,000  Comcast Cable Communications, 8.375% due 5/01/2007                           2,605,873
                                 1,200,000  Comcast Cable Communications, 6.20% due 11/15/2008                           1,218,116
                                 1,470,000  Comcast Corp., 5.656% due 7/14/2009 (a)                                      1,472,021
                                 1,655,000  Cox Communications, Inc., 4.625% due 1/15/2010                               1,632,619
                                   315,000  Intelsat Bermuda Ltd., 9.25% due 6/15/2016 (b)                                 348,863
                                 1,220,000  News America, Inc., 6.75% due 1/09/2038                                      1,289,115
                                   650,000  PanAmSat Corp., 9% due 6/15/2016 (b)                                           715,813
                                 2,000,000  Time Warner Companies, Inc., 8.18% due 8/15/2007                             2,017,026
                                 3,545,000  Time Warner, Inc., 6.15% due 5/01/2007                                       3,545,939
                                                                                                                     -------------
                                                                                                                        14,845,385
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%           2,395,000  Dominion Resources, Inc., 5.688% due 5/15/2008                               2,400,573
                                 2,000,000  Dominion Resources, Inc. Series D, 5.125% due 12/15/2009
                                                                                                                         2,000,692
                                                                                                                     -------------
                                                                                                                         4,401,265
----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                      Face
Industry                            Amount  Corporate Bonds                                                              Value
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable         $  2,475,000  Anadarko,Petroleum Corp., 5.755% due 9/15/2009 (a)                       $   2,480,264
Fuels - 1.7%                       350,000  Chesapeake Energy Corp., 6.375% due 6/15/2015                                  348,250
                                   350,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                         342,125
                                 2,250,000  Midamerican Energy Holdings Co., 4.625% due 10/01/2007                       2,240,359
                                 1,910,000  Midamerican Energy Holdings Co., 3.50% due 5/15/2008                         1,874,252
                                   260,000  Northwest Pipeline Corporation, 8.125% due 3/01/2010                           270,564
                                 3,430,000  Pemex Project Funding Master Trust, 6.655% due 6/15/2010 (a)(b)              3,517,465
                                   190,000  Williams Cos., Inc., 7.625% due 7/15/2019                                      206,625
                                                                                                                     -------------
                                                                                                                        11,279,904
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment           1,400,000  Nationwide Health Properties, Inc., 7.60% due 11/20/2028                     1,512,696
Trusts (REITs) - 0.6%            1,400,000  Nationwide Health Properties, Inc., 6.59% due 7/07/2038                      1,426,074
                                   815,000  The Rouse Co., 3.625% due 3/15/2009                                            776,978
                                   325,000  Ventas Realty LP, 6.625% due 10/15/2014                                        331,500
                                                                                                                     -------------
                                                                                                                         4,047,248
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%               6,800,000  CSX Corp., 7.45% due 5/01/2007                                               6,808,486
                                   870,000  Norfolk Southern Corp., 7.35% due 5/15/2007                                    871,809
                                                                                                                     -------------
                                                                                                                         7,680,295
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.6%                  3,850,000  Oracle Corp. and Ozark Holding, Inc., 5.585% due 1/13/2009 (a)               3,853,923
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage               4,390,000  Residential Capital Corp., 6.125% due 11/21/2008                             4,387,757
Finance - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         400,000  Rogers Wireless, Inc., 7.50% due 3/15/2015                                     433,500
Services - 0.4%                  2,525,000  Vodafone Group Plc, 5.64% due 2/27/2012 (a)                                  2,528,389
                                                                                                                     -------------
                                                                                                                         2,961,889
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Corporate Bonds  (Cost - $175,571,758) - 26.0%                       175,370,040
----------------------------------------------------------------------------------------------------------------------------------
                                            Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 5.3%            35,686,326  Brown Brothers Harriman & Co., 4.69% due 4/01/2007                          35,686,326
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                            (Cost - $35,686,326) - 5.3%                                                 35,686,326
----------------------------------------------------------------------------------------------------------------------------------

                                 Number of
                              Contracts ++  Options Purchased
----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                   20  Pay a fixed rate of 5.35% and receive a floating rate based on 3-month
                                            LIBOR, expiring May 2007, broker Deutsche Bank AG                               63,661
                                        28  U.S. Treasury Bonds, expiring May 2007 at USD 110                                4,813
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Options Purchased
                                            (Premiums Paid - $105,933) - 0.0%                                               68,474
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments  (Cost - $709,067,432) - 104.7%                          706,428,148
----------------------------------------------------------------------------------------------------------------------------------

                                            Options Written
----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                    19  Pay a fixed rate of 5.29% and receive a floating rate based on 3-month
                                            LIBOR, expiring October 2007, broker Deutsche Bank AG                        (387,463)
----------------------------------------------------------------------------------------------------------------------------------
Put Options Written                     19  Receive a fixed rate of 5.29% and pay a floating rate based on 3-month
                                            LIBOR, expiring October 2007, broker Deutsche Bank AG                        (222,782)
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Options Written (Premiums Received - ($840,400) - (0.1%)               (610,245)
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments, Net of Options Written
                                            (Cost - $708,227,032*) - 104.6%                                            705,817,903

                                            Liabilities in Excess of Other Assets - (4.6%)                             (30,916,734)
                                                                                                                     -------------
                                            Net Assets - 100.0%                                                      $ 674,901,169
                                                                                                                     =============

Short-Term Bond Master Portfolio of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments, net of options written as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 708,224,736
                                                                  =============
      Gross unrealized appreciation                               $   1,666,352
      Gross unrealized depreciation                                  (4,073,185)
                                                                  -------------
      Net unrealized depreciation                                 $  (2,406,833)
                                                                  =============

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns. As a result, of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
++    One contract represents a notional amount of $1,000,000.
(a)   Floating rate security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing and/or selling securities for which all specific information is not available at this time.
(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Interest
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      BlackRock Capital Finance LP Series 1997-R2
      Class AP, 9.02% due 12/25/2035                 $     (27,311)   $ 933,717
      BlackRock Liquidity Series LLC
      Money Market Series                            $ (51,000,000)   $  17,698
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------
      Number of                                     Expiration          Face             Unrealized
      Contracts         Issue                       Date               Value            Depreciation
      ----------------------------------------------------------------------------------------------
           57           Eurodollar Futures          June 2007        $   8,844,259       $  (93,888)
                        2-Year U.S.
          1,183         Treasury Bond               June 2007        $ 242,518,678       $ (133,070)
      ----------------------------------------------------------------------------------------------
      Total                                                                              $ (226,958)
                                                                                         ==========

o     Financial futures contracts sold as of March 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------
      Number of                                     Expiration          Face             Unrealized
      Contracts         Issue                       Date               Value            Appreciation
      ----------------------------------------------------------------------------------------------
           398          5-Year U.S.
                        Treasury Bond               June 2007         $ 42,185,429        $  78,273
           310          10-Year U.S.
                        Treasury Bond               June 2007         $ 33,781,870        $ 263,120
           10           30-Year U.S.
                        Treasury Bond               June 2007         $  1,125,354        $  12,854
      ----------------------------------------------------------------------------------------------
      Total                                                                               $ 354,247
                                                                                          =========

Short-Term Bond Master of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007

o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                     Settlement                Unrealized
      Purchased                            Date                    Appreciation
      --------------------------------------------------------------------------
      NOK   31,593,440                     April 2007                 $ 231,658
      SEK   34,793,405                     April 2007                   (13,210)
      SGD   11,000,000                     April 2007                    71,045
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts
      Net - (USD Commitment - $17,159,829)                            $ 289,493
                                                                      =========

      --------------------------------------------------------------------------
      Foreign Currency                     Settlement                 Unrealized
      Sold                                 Date                     Depreciation
      --------------------------------------------------------------------------
      EUR     7,665,000                    April 2007                $ (276,886)
      JPY    32,530,000                    April 2007                    (1,031)
      SGD    11,000,000                    April 2007                   (41,230)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts
      Net - (USD Commitment - $17,465,433)                           $ (319,147)
                                                                     ==========

o     Swap contracts outstanding as of March 31, 2007 were as follows:

      ------------------------------------------------------------------------------------
                                                                              Unrealized
                                                            Notional         Appreciation
                                                             Amount         (Depreciation)
      ------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the
      change in the spread return of the Lehman Brothers
      CMBS AAA 8.5+ Index and receive a floating rate
      based on the spread plus .20%

      Broker, CS First  Boston
      Expires September 2007                               $   33,000,000             --

      Receive a fixed rate of 5.0125% and pay a floating rate based on 3-month LIBOR

      Broker, Union Bank of Switzerland
      Expires October 2010                                 $   37,000,000       $ 65,316

      Sold credit default protection on
      WFS Financial Owner Trust Series
      2003-2 Class C and receive 0.41%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                $      357,000             10

      Receive a fixed rate of 6.5325% and pay a floating rate based on 6-month Australian Bank Bill Rate

      Broker, Deutsche Bank AG London
      Expires January 2011                           AUD       12,810,000        (18,254)

      Receive a fixed rate of 6.54375% and pay a floating rate based on 6-month Australian
      Bank Bill Rate

      Broker, Deutsche Bank AG London
      Expires January 2011                           AUD       12,810,000        (13,870)

      Pay a fixed rate of 4.9335% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires March 2012                                   $   31,200,000         79,235

Short-Term Bond Master of Short-Term Bond Master Trust
Schedule of Investments as of March 31, 2007

o     Swap contracts outstanding as of March 31, 2007 were as follows:

      -----------------------------------------------------------------------------------
                                                                             Unrealized
                                                            Notional        Appreciation
                                                             Amount        (Depreciation)
      -----------------------------------------------------------------------------------
      Receive a fixed rate of 5.085% and pay a
      floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires November 2016                                $ 3,600,000         $ (28,342)

      Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires January 2017                                 $ 1,500,000            (6,138)

      Receive a fixed rate of 5.16% and pay a
      floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires February 2017                                $ 6,100,000            (6,869)
      -----------------------------------------------------------------------------------
      Total                                                                    $  71,088
                                                                               =========

o     Currency Abbreviations:

      AUD        Australian Dollar
      EUR        Euro
      JPY        Japanese Yen
      NOK        Norwegian Krone
      SEK        Swedish Krona
      SGD        Singapore Dollar
      USD        U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund and Short-Term Bond Master Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Short-Term Bond Fund and Short-Term Bond Master Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Short-Term Bond Fund and
    Short-Term Bond Master Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Short-Term Bond Fund and
    Short-Term Bond Master Trust

Date: May 21, 2007